Unaudited Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues:
Total operating revenues	$ 2,108	$ 40	$ 42	$ 42	$ 532	$ (443)	$ 5,428	$ 1,222
Operating costs	4,673	3,861	2,308	3,088	3,580	3,887	5,603	3,350	$ 47,687	$ 48,979	$ 52,082
Operating loss	(2,565)	(3,821)	(2,266)	(3,046)	(3,048)	(4,330)	(175)	(2,128)
Earnings (loss) from continuing operations	4,114	(772)	(1,577)	(1,913)	(1,283)	(6,733)	(3,100)	(3,069)	(148)	(14,185)	(8,768)
Earnings from discontinued operations, net of income taxes	918	1,539	1,077	2,026	1,799	873	1,177	302	5,560	4,151	1,707
Net earnings (loss)	5,032	767	(500)	113	516	(5,860)	(1,923)	(2,767)	5,412	(10,034)	(7,468)
Earnings (loss) attributable to noncontrolling interest	(91)								91
Net earnings (loss) attributable to Real Industry, Inc.	$ 4,941	$ 767	$ (500)	$ 113	$ 516	$ (5,860)	$ (1,923)	$ (2,767)	$ 5,503	$ (10,034)	$ (7,468)
Basic earnings (loss) per share:
Weighted average basic outstanding shares	14,150,942	13,151,061	13,144,998	13,144,153	12,872,090	12,812,623	12,790,636	12,780,478
Continuing operations	$ 0.30	$ (0.07)	$ (0.12)	$ (0.14)
Discontinued operations	0.06	0.12	0.08	0.15
Basic earnings (loss) per share	$ 0.36	$ 0.05	$ (0.04)	$ 0.01
Diluted earnings (loss) per share:
Weighted average diluted outstanding shares	14,963,287	13,151,061	13,144,998	13,144,153
Continuing operations	$ 0.27	$ (0.07)	$ (0.12)	$ (0.14)
Discontinued operations	0.06	0.12	0.08	0.15
Diluted earnings (loss) per share	$ 0.33	$ 0.05	$ (0.04)	$ 0.01
Basic and diluted earnings (loss) per share:
Weighted average basic outstanding shares	14,150,942	13,151,061	13,144,998	13,144,153	12,872,090	12,812,623	12,790,636	12,780,478
Continuing operations					$ (0.10)	$ (0.52)	$ (0.24)	$ (0.24)		$ (1.11)	$ (0.69)
Discontinued operations					0.14	0.07	0.09	0.02	$ 0.41	0.32	0.10
Basic and diluted earnings (loss) per share					$ 0.04	$ (0.45)	$ (0.15)	$ (0.22)	$ 0.41	$ (0.79)	$ (0.59)
Special Situations
Operating revenues:
Total operating revenues	$ 2,108	$ 40	$ 42	$ 42	$ 526	$ (453)	$ 5,414	$ 1,204
Corporate and Other
Operating revenues:
Total operating revenues					$ 6	$ 10	$ 14	$ 18